Trade Receivables and Reseller Financing - Breakdown of Estimated Loss on Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Summary of trade receivables [line items]
Trade Receivables	R$ (4,150,876)	R$ (3,907,626)
Estimated losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade Receivables	385,080	347,801
Current [member] | Estimated losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade Receivables	39,226	27,104
Less than 30 days [member] | Estimated losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade Receivables	4,094	7,672
From thirty 31 to 60 days [member] | Estimated losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade Receivables	3,754	2,794
From sixty one days to Ninety days [member] | Estimated losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade Receivables	5,533	2,173
From 91 to180 days [member] | Estimated losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade Receivables	46,783	20,500
More than 180 Days [member] | Estimated losses on doubtful accounts [member]
Summary of trade receivables [line items]
Trade Receivables	R$ 285,690	R$ 287,558